Long-term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) $ in Thousands				12 Months Ended
	Feb. 28, 2018 USD ($)	Jun. 06, 2017	Sep. 29, 2016	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 12, 2015 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2009 USD ($)	Sep. 26, 2007 USD ($)
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 66,868	$ 73,831
Interest expense on long-term debt				$ 2,674	$ 2,577	$ 2,359
Long-term debt, weighted average interest rate				2.78%	3.27%	3.74%
Subsequent Event [Member] | Existing Indebtedness - Secondone, Thirdone and Fourthone [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 26,906
Subsequent Event [Member] | New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	20,500
Total quarterly installments	$ 10,320
Long-term debt first periodic payment	2018-05
Long-term debt balloon payment year	2023-02
Interest rate margin	4.65%
Long-term debt balloon payments	$ 10,180
Secured loan term	5 years
Cash used for refinance of existing indebtedness	$ 2,100
Gain from debt extinguishment	$ 4,306
Loan amortization profile	The loan is repayable in 20 quarterly installments amounting to $10,320 in the aggregate, the first falling due in May 2018, and the last installment accompanied by a balloon payment of $10,180 falling due in February 2023. The first four quarterly installments, amounting to $400 each, are followed by four amounting to $500 each, four amounting to $530 each, four amounting to $560 each and four amounting to $590 each.
Secondone And Thirdone Corp [Member] | Northsea Alpha And Northsea Beta [Member] | Loan Agreement Dated September 26, 2007 [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 4,348
Long-term debt semiannual installment, per borrower				$ 230
Number of semiannual installments | Integer				5
Loan, repayment terms				semiannual
Long-term debt first periodic payment				2018-05
Long-term debt balloon payment year				2020-05
Long-term debt balloon payments, per borrower				$ 3,198
Interest rate margin				1.75%
Minimum liquidity requirement				The Company undertook to maintain on each of March 31, June 30, September 30 and December 31 of each year, minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 would be freely available and unencumbered cash under deposit by the Company.
Freely available and unencumbered cash				$ 2,500
Minimum liquidity requirement reduction				At any time that the number of vessels in the fleet exceeded ten, the minimum cash requirement would be reduced to an amount of $500, for each vessel in the fleet that exceeded ten.
Minimum security cover required				133.00%
Maximum borrowing capacity											$ 24,560
Fourthone Corp [Member] | Pyxis Malou Vessel [Member] | Loan Agreement Dated December 12, 2008 [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 18,210
Number of semiannual installments | Integer				5
Loan, repayment terms				semiannual
Long-term debt first periodic payment				2018-02
Long-term debt balloon payment year				2020-05
Interest rate margin				1.75%
Minimum liquidity requirement				The Company undertook to maintain on each of March 31, June 30, September 30 and December 31 of each year, minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 would be freely available and unencumbered cash under deposit by the Company.
Freely available and unencumbered cash				$ 2,500
Minimum liquidity requirement reduction				At any time that the number of vessels in the fleet exceeded ten, the minimum cash requirement would be reduced to an amount of $500, for each vessel in the fleet that exceeded ten.
Minimum security cover required				125.00%
Amount borrowed										$ 41,600
Long-term debt semiannual installment				$ 1,070
Long-term debt balloon payments				12,860
Sixthone Corp [Member] | Pyxis Delta Vessel [Member] | Loan Agreement Dated October 12, 2012 [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 7,087
Loan, repayment terms				quarterly
Long-term debt first periodic payment				2018-02
Long-term debt balloon payment year				2022-09
Amount borrowed									$ 13,500
Long-term debt semiannual installment				$ 338
Long-term debt balloon payments				$ 327
Debt instrument, extended maturity description		September 2018 to September 2022	May 2017 to September 2018
Number of quarterly installments payable | Integer				20
Seventhone Corp [Member] | Pyxis Theta Vessel [Member] | Loan Agreement Dated October 12, 2012 [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 15,975
Loan, repayment terms				quarterly
Long-term debt first periodic payment				2018-03
Long-term debt balloon payment year				2022-09
Amount borrowed								$ 21,300
Long-term debt semiannual installment				$ 313
Long-term debt balloon payments				$ 10,028
Number of quarterly installments payable | Integer				19
Sixthone And Seventhone Corp [Member] | Pyxis Delta And Pyxis Theta Vessels [Member] | Loan Agreement Dated October 12, 2012 [Member]
Debt Instrument [Line Items]
Interest rate margin				3.35%
Minimum security cover required				130.00%
Minimum cash deposits				$ 1,000
Additional liquidity amount				$ 200
Maximum required leverage ratio				65.00%
Actual leverage ratio				65.00%	68.00%
Difference between actual ratio and required threshold					3.00%
Eighthone Corp [Member] | Pyxis Epsilon Vessel [Member] | Loan Agreement Dated January 12, 2015 [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 16,900
Loan, repayment terms				quarterly
Long-term debt first periodic payment				2018-01
Long-term debt balloon payment year				2022-01
Interest rate margin				2.90%
Minimum liquidity requirement				The Company undertakes to maintain minimum liquidity of at least the higher of: i) $750 multiplied by the number of vessels owned by the Company, and ii) the Company’s debt service for the following six months.
Minimum security cover required				130.00%
Amount borrowed							$ 21,000
Long-term debt semiannual installment				$ 300
Long-term debt balloon payments				$ 11,800
Number of quarterly installments payable | Integer				17
Minimum cash deposits				$ 750
Maximum required leverage ratio				75.00%
Minimum security cover required post January 2018				135.00%